Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative ETF Asset Allocation Class I
Average Annual Return, Percent	9.11%	2.45%	3.76%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative ETF Asset Allocation Class II
Average Annual Return, Percent	8.82%	2.19%	3.50%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Income and Growth ETF Asset Allocation Class I
Average Annual Return, Percent	11.94%	4.68%	5.73%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Income and Growth ETF Asset Allocation Class II
Average Annual Return, Percent	11.70%	4.43%	5.46%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Balanced ETF Asset Allocation Class I
Average Annual Return, Percent	15.07%	6.89%	7.53%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Balanced ETF Asset Allocation Class II
Average Annual Return, Percent	14.82%	6.61%	7.25%
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Growth ETF Asset Allocation Class I
Average Annual Return, Percent	18.15%	9.08%	9.32%
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Growth ETF Asset Allocation Class II
Average Annual Return, Percent	17.91%	8.82%	9.05%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Growth ETF Asset Allocation Class I
Average Annual Return, Percent	20.33%	10.82%	10.63%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Growth ETF Asset Allocation Class II
Average Annual Return, Percent	20.00%	10.55%	10.36%
ALPS | Alerian Energy Infrastructure Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ALPS/Alerian Energy Infrastructure Portfolio Class I
ALPS | Alerian Energy Infrastructure Portfolio | Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ALPS/Alerian Energy Infrastructure Portfolio Class III
ALPS Global Opportunity Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ALPS Global Opportunity Portfolio Class I
ALPS Global Opportunity Portfolio | Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ALPS Global Opportunity Portfolio Class III
Without Sales Load [Member] | ALPS | Alerian Energy Infrastructure Portfolio | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	22.54%	11.11%
Without Sales Load [Member] | ALPS | Alerian Energy Infrastructure Portfolio | Class III
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%	22.06%	10.70%
Without Sales Load [Member] | ALPS Global Opportunity Portfolio | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%	6.62%	9.71%
Without Sales Load [Member] | ALPS Global Opportunity Portfolio | Class III
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%	6.30%	9.36%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Bloomberg US 1000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Bloomberg US 1000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	17.51%	13.47%	14.55%
ALPS Global Opportunity Portfolio | Class I | Morningstar Developed Markets Index - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Developed Markets Index - NR
Average Annual Return, Percent	21.18%	11.52%	11.79%
ALPS Global Opportunity Portfolio | Class III | Morningstar Developed Markets Index - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Developed Markets Index - NR
Average Annual Return, Percent	21.18%	11.52%	11.79%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return, Percent	10.09%	2.05%	4.23%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	9.23%	2.83%	4.64%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return, Percent	10.09%	2.05%	4.23%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	9.23%	2.83%	4.64%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Income and Growth Blended Benchmark-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Income and Growth Blended Benchmark-1
Average Annual Return, Percent	12.98%	4.35%	6.38%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	11.42%	5.71%	7.23%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Income and Growth Blended Benchmark-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Income and Growth Blended Benchmark-1
Average Annual Return, Percent	12.98%	4.35%	6.38%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	11.42%	5.71%	7.23%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Balanced Blended Benchmark-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Balanced Blended Benchmark-1 (60% Equity)
Average Annual Return, Percent	15.84%	6.72%	8.50%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	13.63%	8.55%	9.79%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Balanced Blended Benchmark-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Balanced Blended Benchmark-1 (60% Equity)
Average Annual Return, Percent	15.84%	6.72%	8.50%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	13.63%	8.55%	9.79%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Growth Blended Benchmark-1 (80% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Blended Benchmark-1 (80% Equity)
Average Annual Return, Percent	18.60%	9.19%	10.58%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	15.80%	11.44%	12.32%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Growth Blended Benchmark-1 (80% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Blended Benchmark-1 (80% Equity)
Average Annual Return, Percent	18.60%	9.19%	10.58%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	15.80%	11.44%	12.32%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Aggressive Growth Blended Benchmark-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Aggressive Growth Blended Benchmark-1 (95% Equity)
Average Annual Return, Percent	20.61%	11.13%	12.17%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	17.36%	13.68%	14.20%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Aggressive Growth Blended Benchmark-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Aggressive Growth Blended Benchmark-1 (95% Equity)
Average Annual Return, Percent	20.61%	11.13%	12.17%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	17.36%	13.68%	14.20%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Alerian Midstream Energy Select Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Total Return Index
Average Annual Return, Percent	6.58%	24.26%	12.70%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Alerian Midstream Energy Select Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Total Return Index
Average Annual Return, Percent	6.58%	24.26%	12.70%
ALPS Global Opportunity Portfolio | Class I | Red Rocks Global Listed Private Equity Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Red Rocks Global Listed Private Equity Index TR
Average Annual Return, Percent	7.43%	7.38%	10.19%
ALPS Global Opportunity Portfolio | Class I | Morningstar Global Markets Mid Cap Index - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets Mid Cap Index - NR
Average Annual Return, Percent	16.13%	7.61%	9.53%
ALPS Global Opportunity Portfolio | Class III | Red Rocks Global Listed Private Equity Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Red Rocks Global Listed Private Equity Index TR
Average Annual Return, Percent	7.43%	7.38%	10.19%
ALPS Global Opportunity Portfolio | Class III | Morningstar Global Markets Mid Cap Index - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets Mid Cap Index - NR
Average Annual Return, Percent	16.13%	7.61%	9.53%